TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 29, 2001 (UNAUDITED)

                                                        VALUE (NOTE 1)
    COMMON STOCKS - 65.73%                    SHARES               US$
    ------------------------------------------------------------------
    BELGIUM - 3.15%
    BANKS - 1.17%
    Dexia                                         90             1,420
    ------------------------------------------------------------------
    DIVERSIFIED FINANCIALS - 1.98%
    Groupe Bruxelles Lambert SA                   43             2,413
    ------------------------------------------------------------------
    TOTAL BELGIUM                                                3,833
    ------------------------------------------------------------------

    DENMARK - 2.07%
    PHARMACEUTICALS - 2.07%
    Novo Nordisk A/S - Class B                    57             2,524
    ------------------------------------------------------------------
    TOTAL DENMARK                                                2,524
    ------------------------------------------------------------------

    FINLAND - 1.01%
    IT CONSULTING & SERVICES - 1.01%
    TietoEnator Oyj                               55             1,226
    ------------------------------------------------------------------
    TOTAL FINLAND                                                1,226
    ------------------------------------------------------------------

    FRANCE - 15.00%
    BANKS - 2.00%
    BNP Paribas                                   28             2,440
    ------------------------------------------------------------------
    BEVERAGES - 2.82%
    Pernod-Ricard SA                              32             2,246
    Remy Cointreau SA                             41             1,182
    ------------------------------------------------------------------
                                                                 3,428
    ------------------------------------------------------------------
    COMMERCIAL SERVICES - 1.18%
    Atos Origin #                                 20             1,441
    ------------------------------------------------------------------
    CONSTRUCTION & ENGINEERING - 2.94%
    Technip SA                                     6               771
    Vinci SA                                      44             2,806
    ------------------------------------------------------------------
                                                                 3,577
    ------------------------------------------------------------------
    HOTELS RESTAURANTS & LEISURE - 0.66%
    Accor SA                                      19               803
    ------------------------------------------------------------------
    METALS - 2.05%
    Pechiney SA - Class A                         49             2,492
    ------------------------------------------------------------------
    PHARMACEUTICALS - 3.35%
    Aventis SA                                    51             4,076
    ------------------------------------------------------------------
    TOTAL FRANCE                                                18,257
    ------------------------------------------------------------------

    GERMANY - 3.73%
    DIVERSIFIED TELECOMMUNICATIONS - 1.50%
    Deutsche Telekom AG                           80             1,825
    ------------------------------------------------------------------
    INSURANCE - 1.55%
    AMB Aachener & Muenchener
    Beteiligungs AG                               18             1,884
    ------------------------------------------------------------------
    SOFTWARE - 0.68%
    SAP AG                                         6               834
    ------------------------------------------------------------------
    TOTAL GERMANY                                                4,543
    ------------------------------------------------------------------

    IRELAND - 1.05%
    DIVERSIFIED FINANCIALS - 1.05%
    Irish Life and Permanent PLC #               111             1,278
    ------------------------------------------------------------------
    TOTAL IRELAND                                                1,278
    ------------------------------------------------------------------

    ITALY - 8.38%
    AUTOMOBILES - 1.61%
    Fiat Spa                                     100             1,958
    ------------------------------------------------------------------
    BANKS - 2.18%
    IntesaBCI Spa                                750             2,651
    ------------------------------------------------------------------
    DIVERSIFIED TELECOMMUNICATIONS - 1.37%
    Telecom Italia Spa - RNC                     350             1,673
    ------------------------------------------------------------------
    OIL & GAS - 3.22%
    Eni Spa                                      321             3,918
    ------------------------------------------------------------------
    TOTAL ITALY                                                 10,200
    ------------------------------------------------------------------

                                                        VALUE (NOTE 1)
    COMMON STOCKS (continued)                 SHARES               US$
    ------------------------------------------------------------------
    NETHERLANDS - 2.06%
    HOUSEHOLD DURABLES - 1.29%
    Royal Philips Electronics NV                  59             1,566
    ------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.77%
    BE Semiconductor Industries NV #             141               932
    ------------------------------------------------------------------
    TOTAL NETHERLANDS                                            2,498
    ------------------------------------------------------------------

    SPAIN - 0.93%
    MEDIA - 0.93%
    Sogecable SA #                                56             1,127
    ------------------------------------------------------------------
    TOTAL SPAIN                                                  1,127
    ------------------------------------------------------------------

    SWITZERLAND - 2.36%
    BANKS - 2.36%
    UBS AG                                        20             2,868
    ------------------------------------------------------------------

    TOTAL SWITZERLAND                                            2,868
    ------------------------------------------------------------------

    UNITED KINGDOM - 25.99%
    BANKS - 6.27%
    Halifax PLC                                  282             3,260
    Lloyds TSB Group PLC                         166             1,661
    Royal Bank of Scotland Group PLC             123             2,711
    ------------------------------------------------------------------
                                                                 7,632
    ------------------------------------------------------------------
    CONSTRUCTION & ENGINEERING - 1.88%
    BAA PLC                                      247             2,293
    ------------------------------------------------------------------
    DIVERSIFIED FINANCIALS - 3.26%
    Amvesco PLC                                  182             3,161
    Singer & Friedlander PLC                     219               802
    ------------------------------------------------------------------
                                                                 3,963
    ------------------------------------------------------------------
    DIVERSIFIED TELECOMMUNICATIONS - 2.63%
    British Telecommunications PLC               429             2,697
    British Telecommunications PLC #              86               508
    ------------------------------------------------------------------
                                                                 3,205
    ------------------------------------------------------------------
    FOOD & DRUG RETAILING - 2.67%
    J Sainsbury PLC                              522             3,254
    ------------------------------------------------------------------
    OIL & GAS - 5.90%
    Lattice Group PLC                          1,117             2,494
    Shell Transport & Trading                    564             4,688
    ------------------------------------------------------------------
                                                                 7,182
    ------------------------------------------------------------------
    WATER COMPANIES - 2.06%
    AWG PLC                                      297             2,506
    ------------------------------------------------------------------
    WIRELESS TELECOMMUNICATION SERVICES - 1.32%
    Vodafone Group PLC                           723             1,602
    ------------------------------------------------------------------
    TOTAL UNITED KINGDOM                                        31,637
    ------------------------------------------------------------------
    TOTAL COMMON STOCKS
    (cost $84,420)                                              79,991
    ------------------------------------------------------------------

    TOTAL INVESTMENTS - 65.73%
    (COST $84,420)                                              79,991
    OTHER ASSETS
    IN EXCESS OF LIABILITIES - 34.27%                           41,708
    ------------------------------------------------------------------
    TOTAL NET ASSETS 100.00%                                   121,699
    ------------------------------------------------------------------

    # Non-income producing security.

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 29, 2001 (UNAUDITED)

                                                              US$
        ---------------------------------------------------------
        ASSETS:
        Investments, at value*                             79,991
        Cash                                              114,203
        Foreign currency                                    1,180
        Receivable for investments sold                       447
        Dividends and interest receivable                     450
        Recoverable foreign taxes                              79
        ----------------------------------------------------------
        Total assets                                      196,350
        ----------------------------------------------------------

        LIABILITIES:
        Payable for investment advisory fees                   43
        Accrued expenses and other liabilities             74,608
        ----------------------------------------------------------
        Total liabilities                                  74,651
        ----------------------------------------------------------
        NET ASSETS                                        121,699
        ----------------------------------------------------------
        * Cost of Investments                              84,420
        ----------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 12, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                            US$
        ----------------------------------------------------------------------------------------
        INVESTMENT INCOME:
        Interest income                                                                     439
        Dividend income*                                                                  1,158
        ----------------------------------------------------------------------------------------
        Total income                                                                      1,597
        ----------------------------------------------------------------------------------------

        EXPENSES:
        Accounting and custody fees                                                      43,559
        Administration fees                                                              22,520
        Trustees' fees and expenses                                                       7,601
        Audit fees                                                                        4,666
        Investment advisory fee                                                             163
        Other expenses                                                                    3,500
        ----------------------------------------------------------------------------------------
        Total expenses                                                                   82,009
        ----------------------------------------------------------------------------------------
        NET INVESTMENT LOSS                                                             (80,412)
        ----------------------------------------------------------------------------------------

        REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
        Net realized loss on:
        Investment security transactions                                                 (9,976)
        Foreign currency transactions and forward foreign currency exchange contracts       297
        ----------------------------------------------------------------------------------------
                                                                                         (9,679)
        ----------------------------------------------------------------------------------------
        Net change in unrealized appreciation/(depreciation) on:
        Investment securities                                                            (4,429)
        Foreign currency transactions and forward foreign currency exchange contracts       (39)
        ----------------------------------------------------------------------------------------
                                                                                         (4,468)
        ----------------------------------------------------------------------------------------
        NET LOSS ON INVESTMENTS                                                         (14,147)
        ----------------------------------------------------------------------------------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            (94,559)
        ----------------------------------------------------------------------------------------
        * Net of foreign taxes withheld                                                     162
        ----------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 12, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                                US$
        -------------------------------------------------------------------------------------------
        OPERATIONS:
        Net investment loss                                                                (80,412)
        Net realized loss                                                                   (9,679)
        Net change in unrealized depreciation                                               (4,468)
        -------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                               (94,559)
        -------------------------------------------------------------------------------------------

        CAPITAL TRANSACTIONS
        Contributions                                                                      224,257
        Withdrawals                                                                         (7,999)
        -------------------------------------------------------------------------------------------
        Net increase in net assets from capital transactions                               216,258
        -------------------------------------------------------------------------------------------
        Total increase in net assets                                                       121,699
        -------------------------------------------------------------------------------------------

        NET ASSETS:
        Beginning of period                                                                      -
        -------------------------------------------------------------------------------------------
        End of period                                                                      121,699
        -------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

        A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
           TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001.

           The following is a summary of significant accounting policies which are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

           1. SECURITY VALUATION
              The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

           2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
              Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

           3. FEDERAL INCOME TAXES
              The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

              It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

        A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES continued
           4. FOREIGN SECURITIES
              Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

              Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

           5. FOREIGN CURRENCY TRANSLATION
              For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

              As of June 29, 2001, the Portfolio had no open forward foreign currency exchange contracts outstanding.

           6. FUTURES CONTRACTS
              The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

              As of June 29, 2001, there were no open long futures contracts outstanding.

        B. INVESTMENT ADVISORY AGREEMENT
           Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management (the "Portfolio Manager") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its advisory services, the Portfolio Trust shall pay to the Portfolio Manager from the assets of the Portfolio a management fee, paid monthly, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

        C. SECURITY TRANSACTIONS
           Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended June 29, 2001, were as follows:

           COST OF PURCHASES                                                                 PROCEEDS FROM SALES
           US$                                                                                               US$
           -----------------------------------------------------------------------------------------------------
           195,415                                                                                       101,020

           At June 29, 2001 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes was as follows:

                                               UNREALIZED                  UNREALIZED             NET UNREALIZED
           TAX COST                          APPRECIATION                DEPRECIATION               DEPRECIATION
           US$                                        US$                         US$                        US$
           -----------------------------------------------------------------------------------------------------
           84,420                                   2,115                     (6,544)                    (4,429)

        D. FINANCIAL HIGHLIGHTS
           The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                                                         FOR THE
                                                                                                    PERIOD ENDED
                                                                                                  JUNE 29, 2001*
                                                                                                     (UNAUDITED)
           -----------------------------------------------------------------------------------------------------
           Ratio of expenses                                                                           249.59%+
           Ratio of net investment income (loss)                                                      (244.73%)+
           Portfolio Turnover                                                                             125%

        * For the period February 12, 2001 (commencement of operations) through June 29, 2001.
        + Computed on an annualized basis.